Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year		₨ 325,014		₨ 316,002
Translation adjustment		37,613		7,688
Acquisition through Business combinations* (Refer to Note 7)	[1]	24,772		1,324
Balance at the end of the year		₨ 387,399	$ 4,129	₨ 325,014

[1]	Acquisition through business combinations for the year ended March 31, 2026 is after considering the impact of ₹ 7 towards measurement period changes in the purchase price allocation of acquisitions made during the year ended March 31, 2025.